Commitments, Contingencies, Guarantees and Indemnifications	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies, Guarantees and Indemnifications

15.  Commitments, Contingencies, Guarantees and Indemnifications

From time to time, we may become involved in claims and other legal matters arising in the ordinary course of business. Management is not currently aware of any claims made or other legal matters that will have a material adverse effect on our consolidated financial position, results of operations or its cash flows.

We indemnify our officers and directors for certain events or occurrences while the officer or director is or was serving at our request in such capacity. The term of the indemnification period is for the officer’s or director’s lifetime. We will indemnify the officers or directors against any and all expenses incurred by the officers or directors because of their status as one of our directors or executive officers to the fullest extent permitted by Nevada law. We have never incurred costs to defend lawsuits or settle claims related to these indemnification agreements.  We have a director and officer insurance policy which limits our exposure and may enable us to recover a portion of any future amounts paid.  We believe the fair value of these indemnification agreements is minimal. Accordingly, there are no liabilities recorded for these agreements at March 31, 2015 or 2014.

In the normal course of business, we provide indemnifications of varying scopes under agreements with other companies, typically clinical research organizations, investigators, clinical sites, suppliers and others.  Pursuant to these agreements, we generally indemnify, hold harmless, and agree to reimburse the indemnified parties for losses suffered or incurred by the indemnified parties in connection with the use or testing of our product candidates or with any U.S. patents or any copyright or other intellectual property infringement claims by any third party with respect to our product candidates.  The terms of these indemnification agreements are generally perpetual.  The potential future payments we  could be required to make under these indemnification agreements is unlimited.  We maintain liability insurance coverage that limits our exposure.  We believe the fair value of these indemnification agreements is minimal.  Accordingly, we have not recorded any liabilities for these agreements as of March 31, 2015 or 2014.

Leases

As of March 31, 2015 and 2014, the following assets are under capital lease obligations and included in property and equipment:

	March 31,
	2015	2014

Laboratory equipment	$-	$19,000
Office equipment	4,500	4,500
	4,500	23,500
Accumulated depreciation	(2,500)	(11,100)

Net book value	$2,000	$12,400

Amortization expense for assets recorded under capital leases is included in depreciation expense.  Future minimum payments, by year and in the aggregate, required under capital leases are as follows:

Fiscal Years Ending March 31,	Capital Leases
2016	$1,200
2017	1,200
2018	100
Future minimum lease payments	2,500

Less imputed interest included in minimum lease payments	(400)

Present value of minimum lease payments	2,100

Less current portion	(1,000)

Non-current capital lease obligation	$1,100

At March 31, 2015, future minimum payments under operating leases relate to our facility lease in South San Francisco, California through July 31, 2017 and are as follows:

Fiscal Years Ending March 31,	Amount
2016	264,000
2017	277,100
2018	93,800
$634,900

We incurred total facility rent expense for the fiscal years ended March 31, 2015 and 2014 of $337,000 and $284,100 , respectively.

Long-Term Debt Repayment

At March 31, 2015, assuming that all outstanding convertible notes are converted into shares of common stock in accordance with their respective conversion provisions and that Replacement Note B issued to Morrison & Foerster, the CRL Note and the UHN Note, each as described further in Note 8, Convertible Promissory Notes and Other Notes Payable, are repaid through the issuance of restricted common stock upon the exercise of the warrants associated with such notes, future minimum principal payments related to long-term debt were as follows:

Fiscal Years Ending March 31,	Amount
2016	$2,185,700
2017	9,800
2018	10,500
2019	11,300
Thereafter through June 2019	4,000

$2,221,300